MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2018
MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK
MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK

NOTE 15—MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK

The Company has certain customers that represent more than 10 percent of its consolidated accounts receivable. The balance for these customers as a percentage of the consolidated accounts receivable is as follows:

	December 31,
Customer	2018	2017
Southern Nuclear Operating Company	34%	11%
Tennessee Valley Authority	11%	*
Energy Northwest	10%	*
WECTEC Global Project Services	*	26%

*Less than 10%

The Company has certain customers that represent more than 10 percent of consolidated revenue. The revenue for these customers as a percentage of the consolidated revenue is as follows:

	Year Ended December 31,
Customer	2018	2017
Southern Nuclear Operating Company	25%	22%
Tennessee Valley Authority	26%	22%
Richmond County Constructors	18%	*
Energy Northwest	*	15%
All others	31%	41%
Total	100%	100%

*Less than 10%